Document and Entity Information	12 Months Ended
Aug. 31, 2017
Document and Entity Information:
Entity Registrant Name	AIRBORNE WIRELESS NETWORK
Entity Central Index Key	0001537258
Trading Symbol	abwn
Current Fiscal Year End Date	--08-31
Entity Filer Category	Accelerated Filer
Document Type	S-1
Document Period End Date	Aug. 31, 2017
Amendment Flag	false